Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
Financial information by reportable segment as follows:

	Year ended December 31, 2024
	Light-Duty	High-Pressure Controls & Systems	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$262,180	$8,804	$31,315	$43,085	$345,384
Cost of revenue	206,781	7,264	30,663	42,634	287,342
Gross profit	55,399	1,540	652	451	58,042
Operating expenses:
Research & development	12,997	4,394	4,196	4,715	26,302
General & administrative	19,198	1,033	3,068	5,555	28,854
Sales & marketing	9,926	724	856	973	12,479
Depreciation & amortization	2,605	254	131	1,720	4,710
Equity income (note 8)	1,313	—	—	—	1,313
Add back: Depreciation & amortization[1]	6,377	502	1,405	3,845	12,129
Segment EBITDA	$18,363	$(4,363)	$(6,194)	$(8,667)	$(861)
22. Segment information (continued):

	Year ended December 31, 2023
	Light-Duty	High-Pressure Controls & Systems	Heavy-Duty OEM	Total Segment
Revenue	$263,594	$11,958	$56,247	$331,799
Cost of revenue	214,516	9,135	59,211	282,862
Gross profit	49,078	2,823	(2,964)	48,937
Operating expenses:
Research & development	13,121	3,630	9,252	26,003
General & administrative	21,647	1,322	6,444	29,413
Sales & marketing	10,552	653	2,907	14,112
Depreciation & amortization	3,157	193	408	3,758
Equity income (note 8)	780	—	—	780
Add back: Depreciation & amortization[1]	6,670	356	4,923	11,949
Segment EBITDA	$8,051	$(2,619)	$(17,052)	$(11,620)
Reconciliations of reportable segment financial information to consolidated statement of operations:

	Year ended December 31, 2024
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$345,384	$43,085	$—	$302,299
Cost of revenue	287,342	42,634	—	244,708
Gross profit	58,042	451	—	57,591
Operating expenses:
Research & development	26,302	4,715	—	21,587
General & administrative	28,854	5,555	14,380	37,679
Sales & marketing	12,479	973	1,170	12,676
Depreciation & amortization	4,710	1,720	377	3,367
Equity income (loss) (note 8)	1,313	—	(6,715)	(5,402)

	Year ended December 31, 2023
	Total Segment	Add: Corporate & unallocated	Total Consolidated
Revenue	$331,799	$—	$331,799
Cost of revenue	282,862	—	282,862
Gross profit	48,937	—	48,937
Operating expenses:
Research & development	26,003	—	26,003
General & administrative	29,413	14,821	44,234
Sales & marketing	14,112	2,166	16,278
Depreciation & amortization	3,758	541	4,299
Equity income (note 8)	780	—	780
22. Segment information (continued):

Reconciliation of Segment EBITDA to Loss before income taxes	Years ended December 31,
	2024	2023
Total Segment EBITDA	$(861)	$(11,620)
Adjustments:
Depreciation & amortization[1]	8,661	12,490
Cespira's Segment EBITDA	(8,667)	—
Cespira's equity loss (note 8)	6,715	—
Corporate and unallocated operating expenses	15,550	16,987
Foreign exchange loss	6,248	3,974
Loss on sale of assets (note 12)	703	32
Gain on deconsolidation (note 5)	(15,198)	—
Loss on sale of investment (note 8)	352	—
Impairment of long-term investment (note 8)	—	413
Loss on extinguishment of royalty payable	—	2,909
Interest on long-term debt and accretion of royalty payable	2,797	2,981
Interest and other income, net of bank charges	(1,161)	(2,690)
Loss before income taxes	$(16,861)	$(48,716)
[1]Depreciation and amortization expenses used in computation for Segment EBITDA and reconciliation to consolidated loss before income taxes are included in cost of revenue and operating expenses on our statement of operations and comprehensive loss.

	Years ended December 31,
Total additions to long-lived assets, excluding business combinations	2024	2023
Light-Duty	$13,110	$9,093
High-Pressure Controls & Systems	3,142	649
Heavy-Duty OEM	510	5,156
Corporate and unallocated	161	676
Total consolidated	$16,923	$15,574

Schedule of Geographical Revenue Information
Revenues are attributable to geographical regions based on the location of the Company’s customers and are presented as a percentage of the Company's revenues, as follows:

	% of total revenue
	Years ended December 31,
	2024	2023
Europe	68%	70%
Americas	14%	13%
Asia	10%	10%
Africa	3%	3%
Other	5%	4%

Schedule of Allocation of the Total Assets
The measure of segment assets evaluated by the CODM are total assets as reported on the consolidated balance sheet. Total assets are allocated by segment as follows:

	Years ended December 31,
	2024	2023
Light-Duty	$202,820	$234,740
High-Pressure Controls & Systems	8,411	9,382
Heavy-Duty OEM	9,138	84,808
Corporate and unallocated	71,252	26,818
Total consolidated assets	$291,621	$355,748
Cespira's total assets as at December 31, 2024 were $88,742 (December 31, 2023 - nil).